Consolidation scope (Details)	12 Months Ended
Dec. 31, 2022 entity
Consolidation scope
Number of entities	1,149
Investments accounted for using equity method
Consolidation scope
Number of entities	169
Exploration & Production | Brass Holdings B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Congo Forest Company (CFC)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Deer Creek Pipelines Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Exploration & Production | E.F. Oil And Gas Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf E&P
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Exploration UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum Iran
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Elf Petroleum UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Mabruk Oil Operations
Consolidation scope
Group interest, fully consolidated (as a percent)	49.02%
Exploration & Production | Marsa LNG LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	80.00%
Exploration & Production | Stogg Eagle Funding B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TOQAP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Exploration & Production | Total Austral
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Al Shaheen A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 15/06
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 16 Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 33
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Angola Block 39
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Chissonga
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Dunga GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P East El Burullus Offshore B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Block 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypt Offshore Western Desert B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Egypte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Guyane Francaise
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Jutland Denmark B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Harir) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Safen) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Taza) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P M2 Holdings Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Myanmar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Participations Petrolieres Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Philippines B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P RDC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Services China Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P South Sudan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Syrie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total E&P Tajikistan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Oil and Gas South America
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Pars LNG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Total Venezuela
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Anchor USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies BTC B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Denmark ASW
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Denmark ASW Pipeline ApS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Algrie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Algrie Berkine A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Americas LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Colombie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P New Ventures Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P North Sea UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P Research & Technology USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Oil Shale LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies E&P USA Well Containment LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies East Africa Midstream B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP (Brunei) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Absheron B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Abu Al Bu Khoosh
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 17.06
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 25
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 29
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 32
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 40
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Block 48 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Angola Blocks 20-21
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Asia Pacific Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Azerbaijan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Block 9
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Bolivie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Bulgaria B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Company UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	85.00%
Exploration & Production | TotalEnergies EP Cote d'Ivoire B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Cyprus B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Danmark A/S - CPH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Midstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Dolphin Upstream
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	58.28%
Exploration & Production | TotalEnergies EP Gass Handel Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Gastransport Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Golfe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Greece B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Holding UAE B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Holdings Russia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K1 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K2 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International K3 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP International Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Iran B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Iraq
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Italia S.p.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Kazakhstan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Kenya B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Liban S.A.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Libye
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Lower Zakum B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Malaysia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Block C18 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Block C9 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritania Blocks DW B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mauritanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP M'Bridge B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Namibia B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater A Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater B Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater C Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater D Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater E Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater F Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater G Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater H Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Nigeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Oman Block 11 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Oman S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Petroleum Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Pipelines Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Profils Petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Qatar 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Ratawi Hub
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Russie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Sao Tome and Principe B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Sebuku
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Services Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP South Africa B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP South Africa Block 567 (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Suriname B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP UAE Unconventional Gas B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Uganda S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Umm Shaif Nasr B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Venezuela B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Vostok LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Waha
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Well Response
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Yemen
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies EP Yemen Block 3 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings EACOP S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Jack USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies LNG Supply Services USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nature Based Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nature Based Solutions II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Nederland Facilities Management B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Offshore GB Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Offshore UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Petroleo & Gas Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Shipping Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Termokarstovoye S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream Nigeria
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | TotalEnergies Upstream UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Uintah Colorado Resources, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	66.67%
Exploration & Production | Uintah Colorado Resources II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Exploration & Production | Abu Dhabi Gas Industries Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Angola LNG Supply Services, LLC
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Exploration & Production | Bonny Gas Transport Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Exploration & Production | Brass LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	20.48%
Exploration & Production | Dolphin Energy Limited
Consolidation scope
Group interest, equity method (as a percent)	24.50%
Exploration & Production | East African Crude Oil Pipeline (EACOP) Ltd
Consolidation scope
Group interest, equity method (as a percent)	62.00%
Exploration & Production | Gas Investment and Services Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Exploration & Production | Global Forestry Development (GFD)
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Exploration & Production | Norpipe Oil A/S
Consolidation scope
Group interest, equity method (as a percent)	34.93%
Exploration & Production | Norpipe Petroleum UK Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norpipe Terminal Holdco Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | Norsea Pipeline Limited
Consolidation scope
Group interest, equity method (as a percent)	45.22%
Exploration & Production | North Oil Company
Consolidation scope
Group interest, equity method (as a percent)	30.00%
Exploration & Production | Northern Lights JV DA
Consolidation scope
Group interest, equity method (as a percent)	33.33%
Exploration & Production | Pars LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Exploration & Production | Private Oil Holdings Oman Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables & Power | Abarloar Solar S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Alamo Solarbay S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Alcad AB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Amura Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Anayet Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Anclote Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Ancora Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Andromeda Solarbay HP S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Arbotante Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Armada Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Atolon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Auriga Generacion S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Baker Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Baser Comercializadora de Referencia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | BioBearn S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | BioGasconha S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Breuil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Chatillon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Corcelles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Epinay
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Libron
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Milhac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Soignolles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Torcy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Vert Le Grand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biogaz Viriat
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | BioPommeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Bioroussillon S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Biovilleneuvois S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Brazoria Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Brazoria Solar II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cefeo Solar S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centaurus Environment S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Central Solaire RENFR 331
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Eolienne De La Vallee Gentillesse
Consolidation scope
Group interest, fully consolidated (as a percent)	74.80%
Integrated Gas, Renewables & Power | Centrale Hydrolique Alas
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Ardon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Arvan
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Barbaira
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Bonnant
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Gavet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Miage
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Hydrolique Previnquieres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire 21.09-4
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire APV R&D
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Autoprod
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Beauce Val de Loire
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Borde Blanche
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Cet d'Al Gouty
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire De Cazedarnes
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Integrated Gas, Renewables & Power | Centrale Solaire Dom
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Du Centre Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire DU Lavoir
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Forum Laudun
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Gatilles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Golbey
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire La Potence
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire La Roquette
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Lacoste
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Larampeau
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Les Cordeliers
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Gas, Renewables & Power | Centrale Solaire Les Cordeliers 2
Consolidation scope
Group interest, fully consolidated (as a percent)	75.00%
Integrated Gas, Renewables & Power | Centrale Solaire Lot 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Ombrieres Cap Agathois
Consolidation scope
Group interest, fully consolidated (as a percent)	83.98%
Integrated Gas, Renewables & Power | Centrale Solaire Ombrieres De Blyes
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Plateau De Pouls
Consolidation scope
Group interest, fully consolidated (as a percent)	51.00%
Integrated Gas, Renewables & Power | Centrale Solaire Pouy Negue 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire RENFR 436
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Solarshare Bordeaux
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Terre du Roi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Centrale Solaire Zabo 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cerezo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cidra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Circinus Energy S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Clinton Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Columba Renovables S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Comanche Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Energy Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Fund 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar Capital, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar Data, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar DG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar Holdings I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar Land Holdings I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar SPV X, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar SPV XV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar SPV XXIV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Core Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cottonwood Bayou Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cowtown Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Crc Kern Front Tugboat, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | CS Carrefour de l'Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | CS Les Comottes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | CS QUADRAO 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Cygnus Environment S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Danish Fields Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eclipse Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Edelweis Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Boin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Dadoud
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Grand Maison
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole La Montagne
Consolidation scope
Group interest, fully consolidated (as a percent)	87.60%
Integrated Gas, Renewables & Power | Eole La Perriere S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Morne Carriere
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Eole Yate
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Evergreen Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Falla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Fast Jung KB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Fleming Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Fluxsol
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Fonroche Energies Renouvelables S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Frieman & Wolf Batterietechnick GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Garonne-et-Canal Energies
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Glaciere De Palisse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Global LNG Armateur S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Global LNG Downstream S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Global LNG North America Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Global LNG S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Go Electric
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Golden Triangle Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Goodfellow Solar III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Greenflex Actirent Group, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Greenflex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Grillete Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio 100 Kw
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio 971
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio 974 Sol 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio 974 Toiture 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio L'R
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio Saint Benoit
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helio Wabealo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Helix Project V, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hetty
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hill Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hill Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hill Solar II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hydro 974
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Hydromons
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Jmcp
Consolidation scope
Group interest, fully consolidated (as a percent)	50.05%
Integrated Gas, Renewables & Power | Keith Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | LA Basin Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Lanuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Lauderdale Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Laurens Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Lemoore Stratford Land Holdings IV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les vents de la Moivre 1
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les Vents de la Moivre 2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les Vents de la Moivre 3
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les Vents de la Moivre 4
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les Vents de la Moivre 5
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Les Vents De Nivillac
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Luce Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Margeriaz Energie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Martianez Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Marysville Unified School District Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Mauricio Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Methanergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Moz LNG1 Co-Financing Company
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated Gas, Renewables & Power | Moz LNG1 Financing Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated Gas, Renewables & Power | Moz LNG1 Holding Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated Gas, Renewables & Power | Mozambique LNG Marine Terminal Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated Gas, Renewables & Power | Mozambique MOF Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	26.50%
Integrated Gas, Renewables & Power | Mustang Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Myrtle Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Nuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Papua LNG Development Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Parque Fotovoltaico Alicahue Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Parque Fotovoltaico Santa Adriana Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Piedra Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Pilastra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Planta solar OPDE Andalucia 3, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Portalon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Pos Production II
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Integrated Gas, Renewables & Power | Pos Production III
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables & Power | Pos Production IV
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables & Power | Pos Production V
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Integrated Gas, Renewables & Power | Poste HTB du Mont de L'Arbre
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Postigo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | PT TATS Indonesia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Quilla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Rabiza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Randolph Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Recova Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Regata Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | RLA Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Rolling Plains Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft (Zhuhai FTZ) Batteries Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft (Zhuhai) Energy Storage Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft AB
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft America Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Australia PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batterias SL
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batterie Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batterien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batteries Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batteries PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Batterijen B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft EV S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Ferak AS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Groupe S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Hong Kong Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Japan KK
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft Nife ME Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Saft S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Sanders Creek Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Carport NJ, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Academia 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Always Low Prices Hi, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Arizona HMR-1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Baltimore Carney, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Baltimore Roofs, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Bay City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Big Apple BTM, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Big Apple CDG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Big Apple CDGB,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Blakeslee 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Buchanan 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Buchanan 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California LXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California LXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California LXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California XXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California XXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star California XXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Cambridge 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Carbondale 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Carlsbad 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Charles City 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Charles City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Charlotte 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Clovis Curry North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Clovis Curry South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Co Co 2500, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Colorado II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Deer Island, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Dornsife 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Fort Atkinson South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star George Gift, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Gloucester 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Gloucester 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Goochland 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Goodwin Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Halifax 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Harbor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Hawley 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star HD Maryland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star HD New Jersey, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star HD New York, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Healthy 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Healthy Lake, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Herald Square 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Hernwood, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Irondale, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Jal, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Kennedale Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Khsd, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star LA County High Desert, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Lake Mills 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star LCR Culver City, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star LCR Irvine, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star LCR Split 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Lincoln School, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Lompoc Diatomite 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Los Lunas 2 LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Los Lunas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star MA - Tewksbury, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Massachusetts II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Massachusetts III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Maxx 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Mayfield 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Maynard 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Mifflinburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Millville Rohrsburg, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Millville, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Mount Crawford 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star North Herty Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Orangeville 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Orangeville Eagle, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parent CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Parkton, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Pennsauken, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Petersburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Philipsburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Pleasant Mount 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Pleasant Mount 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Prime 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star PTC 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star PTC 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Serving Science 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Serving Science, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star South Deering, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Storage Texas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Timberville 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Timberville 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Track Southern Ave 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Tranquility, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Unkety Brook, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Urbana Landfill South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Virginia Holdco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Ware 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Western Hills Storage, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solar Star Wholesome Portland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solarstar Ma I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Solarstar Prime I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SolarStorage Fund A, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SolarStorage Fund B, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SolarStorage Fund C, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SolarStorage Fund D, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Sombrero Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Spinnaker Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SPWR SS 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Strongstown Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Bobcat Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Commercial FTB Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Commercial Holding Company FTB SLB Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Commercial Holding Company FTB SLB, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Helix I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower NY CDG 1,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Revolver HoldCo I Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | SunPower Revolver HoldCo I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Swingletree Operations, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Tadiran Batteries GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Tadiran Batteries Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TNE Holdco 1 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Total Direct Energie Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Total E&P Indonesie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Total Energies Biogaz France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Total Solar Singapore Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies - Centrale Electrique Bayet
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies - Centrale Electrique Marchienne-au-Pont
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies - Centrale Electrique Pont-sur-Sambre
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies - Centrale Electrique Saint-Avold
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies - Centrale Electrique Toul
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Australia Unit Trust
Consolidation scope
Group interest, fully consolidated (as a percent)	0.00%
Control (as a percent)	75.16%
Integrated Gas, Renewables & Power | TotalEnergies Biogas Holdings USA, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Carbon Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Carolina Long Bay, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies CCS Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Clientes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies CW I Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies DF Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Totalenergies Distributed Generation Assets Usa, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Distributed Generation Philippines Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Totalenergies Distributed Generation Usa, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies E&P Yamal
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Electricidad y Gas Espana
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Electricite et Gaz France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Angola Developpement Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Australia II
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Australia III
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Barnett USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Holding Mauritius Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Holdings Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Ichthys B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Ichthys Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Ichthys Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Indonesia Mentawai B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Mozambique Area1, Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Oman Block 12 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Oman Development B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP PNG Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP PNG2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Salmanov
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Singapore Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Tengah
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies EP Transshipment S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies ESS Flandres
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Exploration Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Asia Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Brazil
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Chartering UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Ltd, London, Meyrin - Geneva branch
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power North America, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas & Power Services UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas Holdings Andes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gas y Electricidad Argentina S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Gaz & Electricite Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies GLNG Australia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies GLNG Holdings Australia S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies H Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies LNG Angola
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies M Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Mercado Espana
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies New Ventures USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Offshore Wind Korea
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies OFW US 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies OFW US 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Power Generation France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Power & Gas Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Asia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables DG Asia Assets PTE Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables DG Development Asia Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables DG Holdings Asia PTE Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables DG MEA - Assets 1 FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables DG MEA FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables ESS Carling
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables ESS Mayotte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Iberica, S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Indian Ocean Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Latin America
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Projects Philippines Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Projects Vietnam
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Totalenergies Renewables R4 Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Totalenergies Renewables Seagreen Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renewables USA, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renouvelables Danemark ApS
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renouvelables France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Renouvelables Pacific
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Solar DG Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Solar France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Solar Intl
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Solar Wind Indian Ocean Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Sviluppo Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies USA International LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Ventures Emerging Markets
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Ventures Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Ventures International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Wire 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TotalEnergies Yemen LNG Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TQN Hydro
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TQN Solar
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | TQN Wind
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Trofeo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Valencia Solar 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Valencia Solar 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Valencia Solar 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Valencia Solar 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Valorene
Consolidation scope
Group interest, fully consolidated (as a percent)	66.00%
Integrated Gas, Renewables & Power | Vents d'Oc Centrale d'Energie Renouvelable 16
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Vents D'Oc Centrale D'Energie Renouvelable 18
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Wichita Data, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Wichita Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Winche Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Wind 1026 GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Wind 1029 GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Winergy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Woodbury Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | WP France 21
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Integrated Gas, Renewables & Power | Abu Dhabi Gas Liquefaction Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated Gas, Renewables & Power | Adani Gas Limited AGL
Consolidation scope
Group interest, equity method (as a percent)	37.40%
Integrated Gas, Renewables & Power | Adani Green Energy Ltd
Consolidation scope
Group interest, equity method (as a percent)	19.75%
Integrated Gas, Renewables & Power | Adani Green Energy Twenty Three Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Adani Total Private Limited (d)
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Advanced Thermal Batteries Inc.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Aerospatiale Batteries (ASB)
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Aerowatt Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Aerowatt Energies 2
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables & Power | Al Kharsaa Solar Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Integrated Gas, Renewables & Power | Alicante
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Alicante 2
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Altergie Territoires 2
Consolidation scope
Group interest, equity method (as a percent)	44.58%
Integrated Gas, Renewables & Power | Altergie Territoires 3
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Amber Solar Power Cinco, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Dieciseis, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Diez, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Nueve, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Quince, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Amber Solar Power Uno, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Angola LNG Ltd
Consolidation scope
Group interest, equity method (as a percent)	13.60%
Integrated Gas, Renewables & Power | Arctic LNG 2 LLC
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables & Power | ATJV Offshore
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Attentive Energy, LLC
Consolidation scope
Group interest, equity method (as a percent)	84.00%
Integrated Gas, Renewables & Power | Automotive Cells Company, S.E.
Consolidation scope
Group interest, equity method (as a percent)	33.33%
Integrated Gas, Renewables & Power | BioDeac S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | BioLoie S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	55.00%
Integrated Gas, Renewables & Power | BioQuercy S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	66.00%
Integrated Gas, Renewables & Power | Blue Gem Wind Limited
Consolidation scope
Group interest, equity method (as a percent)	80.00%
Integrated Gas, Renewables & Power | Cameron LNG Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)	16.60%
Integrated Gas, Renewables & Power | Castille
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Centrale Photovoltaique De Merle Sud
Consolidation scope
Group interest, equity method (as a percent)	40.58%
Integrated Gas, Renewables & Power | Centrale Solaire Chemin De Melette
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables & Power | Centrale Solaire Estarac
Consolidation scope
Group interest, equity method (as a percent)	35.00%
Integrated Gas, Renewables & Power | Centrale Solaire Guinots
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Heliovale
Consolidation scope
Group interest, equity method (as a percent)	59.63%
Integrated Gas, Renewables & Power | Centrale Solaire La Tastere
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Lodes
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Centrale Solaire Mazeran Lr
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Centrale Solaire Merle Sud 2
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Olinoca
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables & Power | Centrale Solaire Toiture Josse
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Gas, Renewables & Power | Centrale Solaire Vauvoix
Consolidation scope
Group interest, equity method (as a percent)	60.00%
Integrated Gas, Renewables & Power | Colon LNG Marketing S. de R. L.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Cote d'Ivoire GNL
Consolidation scope
Group interest, equity method (as a percent)	34.00%
Integrated Gas, Renewables & Power | Del Rio Funding LLC
Consolidation scope
Group interest, equity method (as a percent)	59.57%
Percentage of control in associate or joint venture	50.00%
Integrated Gas, Renewables & Power | ECA LNG Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)	16.60%
Integrated Gas, Renewables & Power | Energie Developpement
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Eole Champagne Conlinoise
Consolidation scope
Group interest, equity method (as a percent)	66.00%
Integrated Gas, Renewables & Power | Eolmed
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables & Power | G.K. Succeed Tsu Haze
Consolidation scope
Group interest, equity method (as a percent)	45.00%
Integrated Gas, Renewables & Power | Galibier
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Gas Del Litoral SRLCV
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables & Power | GIP III Zephyr Holdings, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Gray Whale Offshore Wind Power No.1 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Gas, Renewables & Power | Gray Whale Offshore Wind Power No.2 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Gas, Renewables & Power | Gray Whale Offshore Wind Power No.3 Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Gas, Renewables & Power | GT R4 Holding Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Gulf Total Tractebel Power Company PSJC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables & Power | Hanwha Total Solar II, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Hanwha Total Solar, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | HTS Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Hydro Tinee
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Ichthys LNG PTY Limited
Consolidation scope
Group interest, equity method (as a percent)	26.00%
Integrated Gas, Renewables & Power | Ise Total Nanao Power Plant G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Jingdan New Energy Investment (Shanghai) Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Komundo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Gas, Renewables & Power | La Compagnie Electrique De Bretagne
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | La Metairie Neuve
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables & Power | La Seauve
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Integrated Gas, Renewables & Power | Les ailes de Taillard
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Leuret
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Lorca
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Luminora Solar 5
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Luminora Solar cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Luminora Solar Dos, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Luminora Solar Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | Maenggoldo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)	42.50%
Integrated Gas, Renewables & Power | Maxeon Solar Technologies, Pte. Ltd.
Consolidation scope
Group interest, equity method (as a percent)	26.66%
Integrated Gas, Renewables & Power | Missiles & Space Batteries Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Miyagi Osato Solar Park G.K.
Consolidation scope
Group interest, equity method (as a percent)	45.00%
Integrated Gas, Renewables & Power | Miyako Kuzakai Solarpark G.K.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Mulilo Prieska PV (RF) Proprietary Limited
Consolidation scope
Group interest, equity method (as a percent)	27.00%
Integrated Gas, Renewables & Power | National Gas Shipping Company Limited
Consolidation scope
Group interest, equity method (as a percent)	5.00%
Integrated Gas, Renewables & Power | Nigeria LNG Limited
Consolidation scope
Group interest, equity method (as a percent)	15.00%
Integrated Gas, Renewables & Power | Nouvelle Centrale Eolienne de Lastours
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Nyk Armateur S.A.S.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Offshore Wind Power Ltd
Consolidation scope
Group interest, equity method (as a percent)	38.25%
Integrated Gas, Renewables & Power | Oman LNG, LLC
Consolidation scope
Group interest, equity method (as a percent)	5.54%
Integrated Gas, Renewables & Power | Parc Eolien de Cassini
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Parc Eolien Des Monts Jumeaux
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Parc Eolien Du Coupru
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Parc Eolien du Vilpion
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Qatar Liquefied Gas Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Integrated Gas, Renewables & Power | Qatar Liquefied Gas Company Limited (II)
Consolidation scope
Group interest, equity method (as a percent)	16.70%
Integrated Gas, Renewables & Power | Quadrica
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables & Power | Seagreen HoldCo 1 Limited
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Integrated Gas, Renewables & Power | Shams Power Company PJSC
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Integrated Gas, Renewables & Power | Societe Champenoise d'Energie
Consolidation scope
Group interest, equity method (as a percent)	16.00%
Integrated Gas, Renewables & Power | Societe Economie Mixte Production Energetique Renouvelable
Consolidation scope
Group interest, equity method (as a percent)	35.92%
Integrated Gas, Renewables & Power | Sol Holding, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Solar Energies
Consolidation scope
Group interest, equity method (as a percent)	65.00%
Integrated Gas, Renewables & Power | South Hook LNG Terminal Company Limited
Consolidation scope
Group interest, equity method (as a percent)	8.35%
Integrated Gas, Renewables & Power | Sunzil
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Tianneng Saft Energy Joint Stock Company
Consolidation scope
Group interest, equity method (as a percent)	40.00%
Integrated Gas, Renewables & Power | Total Eren
Consolidation scope
Group interest, equity method (as a percent)	29.60%
Percentage of control in associate or joint venture	5.80%
Integrated Gas, Renewables & Power | Total Eren Holding
Consolidation scope
Group interest, equity method (as a percent)	33.86%
Integrated Gas, Renewables & Power | Total Shenergy LNG (Shanghai) Co., Ltd.
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Integrated Gas, Renewables & Power | Total Strong, LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Total Tractebel Emirates O & M Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Total Tractebel Emirates Power Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | TotalEnergies Renouvelables Nogara
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | TQN Solar Nogara
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Transportadora de Gas del Mercosur S.A.
Consolidation scope
Group interest, equity method (as a percent)	32.68%
Integrated Gas, Renewables & Power | TSGF SPA
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Vents D'Oc Centrale D'Energie Renouvelable 17
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Integrated Gas, Renewables & Power | Vertigo
Consolidation scope
Group interest, equity method (as a percent)	25.00%
Integrated Gas, Renewables & Power | Yamal LNG
Consolidation scope
Group interest, equity method (as a percent)	20.02%
Integrated Gas, Renewables & Power | Yemen LNG Company Limited
Consolidation scope
Group interest, equity method (as a percent)	39.62%
Integrated Gas, Renewables & Power | Yunlin Holding Gmbh
Consolidation scope
Group interest, equity method (as a percent)	23.00%
Refining & Chemicals | Appryl S.N.C
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Atlantic Trading and Marketing Financial Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Atlantic Trading and Marketing Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Balzatex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Barry Controls Aerospace S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BASF Total Petrochemicals LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Bay Junction Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Borrachas Portalegre Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | BOU Verwaltungs GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Catelsa-Caceres S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cie Tunisienne du Caoutchouc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie Maroc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Composite Industrie S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cosden, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | COS-MAR Company
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Cray Valley (Guangzhou) Chemical Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Czech
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley HSC Asia Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Cray Valley S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | CSSA - Chartering and Shipping Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Espa S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Ethylene Est
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Feluy Immobati
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Fina Pipeline Co
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | FINA Technology, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket (Suzhou) Valve Components Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Gasket International S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Grande Paroisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | HBA Hutchinson Brasil Automotive Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson (Wuhan) Automotive Rubber Products Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aeronautique & Industrie Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace & Industry Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Antivibration Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Automotive Systems Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Autopartes Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Borrachas de Portugal Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson d.o.o Ruma
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Do Brasil S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Fluid Management Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holding GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Iberia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrial Rubber Products (Suzhou) Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industrias Del Caucho SAU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Industries Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Japan Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Korea Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Malta Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Maroc S.A.R.L. AU
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Poland SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Polymers S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Porto
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Precision Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Research & Innovation Singapore PTE. Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Rubber Products Private Limited Inde
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Italie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson S.R.L. (Roumanie)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sales Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Seal De Mexico S.A. de CV.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson SRO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Stop - Choc GmbH & CO. KG
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Technologies (Maanshan) Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Technologies (Shenyang) Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Transferencia de Fluidos S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Tunisie S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Hutchinson Vietnam Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrias Tecnicas De La Espuma SL
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Industrielle Desmarquoy S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Jehier S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	99.89%
Refining & Chemicals | Joint Precision Rubber
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | KTN Kunststofftechnik Nobitz GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Le Joint Francais S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services Funding Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Legacy Site Services LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Les Stratifies S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Lone Wolf Land Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Machen Land Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Mide Technology Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Naphtachimie
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Refining & Chemicals | Olutex Oberlausitzer Luftfahrttextilien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Pamargan Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Paulstra S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | PFW Uk Machining Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Polyblend GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Resilium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Retia USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Societe Bearnaise De Gestion Industrielle
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Southeast Texas Pipelines LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	40.00%
Refining & Chemicals | Stillman Seal Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Stop-Choc (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Synova
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Techlam S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Thermal Control Systems Automotive Sasu
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Activites Maritimes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Atlantic Trading Mexico SA De CV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Energy Marketing A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Total Opslag En Pijpleiding Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Total Petrochemicals (Shangai) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Belgium Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Fluids
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco II B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Marketing Deutschland GmbH Refining
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Olefins Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Development Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Ecaussinnes
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Hong Kong Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Iberica
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Petrochemicals UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Plastic Energy Advanced Recycling S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Refining & Chemicals | TotalEnergies Polymers Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinage Chimie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinage France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Raffinerie Mitteldeutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refinery Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refinery Port Arthur, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Refining & Chemicals Arabia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Splitter USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Asia Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Canada LP
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Holdings Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Products S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TotalEnergies Trading Storage S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | TOTSA TotalEnergies Trading S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Transalpes S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)	67.00%
Refining & Chemicals | Trans-Ethylene
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Refining & Chemicals | Vibrachoc S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Refining & Chemicals | Zeeland Refinery NV
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Refining & Chemicals | Bayport Polymers LLC
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Buckeye Products Pileline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Gulf Coast Pipeline LP
Consolidation scope
Group interest, equity method (as a percent)	14.66%
Refining & Chemicals | Hanwha TotalEnergies Petrochemical Co. Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Laffan Refinery Company Limited
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | Laffan Refinery Company Limited 2
Consolidation scope
Group interest, equity method (as a percent)	10.00%
Refining & Chemicals | LaPorte Pipeline Company LP
Consolidation scope
Group interest, equity method (as a percent)	19.96%
Refining & Chemicals | LaPorte Pipeline GP LLC
Consolidation scope
Group interest, equity method (as a percent)	19.96%
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Consolidation scope
Group interest, equity method (as a percent)	20.00%
Refining & Chemicals | Qatofin Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.08%
Refining & Chemicals | San Jacinto Rail Limited
Consolidation scope
Group interest, equity method (as a percent)	17.00%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemical Company
Consolidation scope
Group interest, equity method (as a percent)	37.50%
Refining & Chemicals | Societe du Pipeline Sud-Europeen
Consolidation scope
Group interest, equity method (as a percent)	35.14%
Refining & Chemicals | SPA Sonatrach Total Entreprise de Polymeres
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Refining & Chemicals | Total Corbion PLA B.V.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Refining & Chemicals | Totseanergy
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | Antilles Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Argedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS 24
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Belgie N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Espanola S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Fuel Cards Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Lithuanie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Polska SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | AS24 Tankservice GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | BlueCharge Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Cristal Marketing Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)	84.62%
Marketing & Services | Elf Oil UK Aviation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Elf Oil UK Properties Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Fioulmarket.fr
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Kenya Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Gapco Tanzania Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Guangzhou Elf Lubricants Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Gulf Africa Petroleum Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Lubricants Vietnam Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Progeres S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Quimica Vasca S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Servauto Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe d'exploitation de l'usine de Rouen
Consolidation scope
Group interest, fully consolidated (as a percent)	98.98%
Marketing & Services | Societe mahoraise de stockage de produits petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Societe Urbaine des Petroles
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Stedis
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TEVGO
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Botswana (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | Total Bitumen UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total China Investment Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Energies Charging Solutions UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Especialidades Argentina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Jordan PSC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Lubricants (China) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | Total Marketing Tchad
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Marketing Uganda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Petroleum (Shanghai) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Total Tianjin Manufacturing Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	77.00%
Marketing & Services | TotalEnergies Additives and Fuels Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Aviation Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Bitumen Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Charging Solutions Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Diesel Comercio e Transportes Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Distribuidora Brasil LTDA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Distribution Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)	84.62%
Marketing & Services | TotalEnergies Glass Lubricants Europe GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Holdings Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies LPG Vietnam Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Lubrifiants
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | TotalEnergies Lubrifiants Algerie SPA
Consolidation scope
Group interest, fully consolidated (as a percent)	78.90%
Marketing & Services | TotalEnergies Lubrifiants Service Automobiles
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Marketing & Services | TotalEnergies Marine Fuels Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing & Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Cambodia) Co. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Fiji) Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing (Hubei) Co., Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing African Holdings Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Afrique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Antilles-Guyane
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Burkina
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Cameroun S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	67.01%
Marketing & Services | TotalEnergies Marketing Cesk republika S.R.O.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Congo
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Corse
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Cote d'Ivoire
Consolidation scope
Group interest, fully consolidated (as a percent)	72.99%
Marketing & Services | TotalEnergies Marketing Denmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Egypte
Consolidation scope
Group interest, fully consolidated (as a percent)	84.62%
Marketing & Services | TotalEnergies Marketing Espana, S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Totalenergies Marketing Eswatini (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Ethiopia Share Company
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing France
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	90.00%
Marketing & Services | TotalEnergies Marketing Ghana PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	76.74%
Marketing & Services | TotalEnergies Marketing Guinea Ecuatorial
Consolidation scope
Group interest, fully consolidated (as a percent)	70.00%
Marketing & Services | TotalEnergies Marketing Guinee
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings Africa
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings Asia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Holdings India
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing India Private Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Italia SpA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Jamaica Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Kenya PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	93.96%
Marketing & Services | TotalEnergies Marketing Lebanon
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Luxembourg S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Madagasikara S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	79.44%
Marketing & Services | TotalEnergies Marketing Malawi Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mali
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Maroc
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | TotalEnergies Marketing Mauritius Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	55.00%
Marketing & Services | TotalEnergies Marketing Mayotte
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Middle East FZE
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Mozambique S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Namibia (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Nigeria PLC
Consolidation scope
Group interest, fully consolidated (as a percent)	61.72%
Marketing & Services | TotalEnergies Marketing Pacifique
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Polska
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Polynsie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Puerto Rico
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing RDC
Consolidation scope
Group interest, fully consolidated (as a percent)	60.00%
Marketing & Services | TotalEnergies Marketing Reunion
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Romania S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Russia
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)	69.14%
Marketing & Services | TotalEnergies Marketing South Africa (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | TotalEnergies Marketing Taiwan Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	63.00%
Marketing & Services | TotalEnergies Marketing Tanzania Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Togo
Consolidation scope
Group interest, fully consolidated (as a percent)	76.72%
Marketing & Services | TotalEnergies Marketing Tunisie
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing UAE LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Uganda Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Ukraine
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Vietnam Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Marketing Zimbabwe (Private) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	80.00%
Marketing & Services | TotalEnergies Proxi Nord Est
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Nord Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Sud Est
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Proxi Sud Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Singapore Services Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Supply Marketing Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Turkey Pazarlama A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | TotalEnergies Warme&Kraftstoff Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Marketing & Services | Upbeatprops 100 PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	50.10%
Marketing & Services | V Energy S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	50.00%
Marketing & Services | Aristea
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Arteco
Consolidation scope
Group interest, equity method (as a percent)	49.99%
Marketing & Services | Clean Energy
Consolidation scope
Group interest, equity method (as a percent)	19.15%
Marketing & Services | National Petroleum Refiners Of South Africa (PTY) Limited
Consolidation scope
Group interest, equity method (as a percent)	18.22%
Marketing & Services | Saudi Total Petroleum Products
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | S-OIL TotalEnergies Lubricants Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | South Asia LPG Private Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Tas'Helat Marketing Company
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Freeport Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Parco Pakistan Limited
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Total Philippines Corporation
Consolidation scope
Group interest, equity method (as a percent)	51.00%
Marketing & Services | Total Sinochem Oil Company Limited
Consolidation scope
Group interest, equity method (as a percent)	49.00%
Marketing & Services | TotalEnergies Marketing Angola S.A.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Marketing & Services | Trapil
Consolidation scope
Group interest, equity method (as a percent)	5.50%
Marketing & Services | Yangtze Gorges Green Way Charging Technology (Hubei) Co., Ltd.
Consolidation scope
Group interest, equity method (as a percent)	50.00%
Corporate | Albatros
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Fertilisants
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Aquitaine Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Elf Forest Products LLC
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Institut Photovoltaique D'Ile De France (IPVF)
Consolidation scope
Group interest, fully consolidated (as a percent)	43.00%
Corporate | Omnium Reinsurance Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Pan Insurance Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Septentrion Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Socap S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Societe Civile Immobiliere CB2
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Sofax Banque
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Energy Investments Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Global Services Bucharest
Consolidation scope
Group interest, fully consolidated (as a percent)	99.00%
Corporate | Total International NV
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Investment Management Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Operations Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | Total Resources (Canada) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies (Beijing) Corporate Management Co., Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies American Services, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Capital International
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Consulting
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Delaware, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Developpement Regional S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Digital Factory
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies EP Gestion Filiales
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Facilities Management Services (TFMS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance Corporate Services Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Finance USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Funding Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Gestion USA
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Financial Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Human Resources Services
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Information Technology Services Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	99.98%
Corporate | TotalEnergies Global IT Services (TGITS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Procurement (TGP)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Procurement Belgium S.A. (TGPB)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Global Services Philippines Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holding Allemagne
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings Europe
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Holdings USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Investments
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Learning Solutions (TLS)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Marketing Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Marketing Holdings South Africa ZA (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies One Tech Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies OneTech
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Participations
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Petrochemicals & Refining (Holding)
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Petrochemicals & Refining USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Security USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Treasury
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies Treasury Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%
Corporate | TotalEnergies UK Finance Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)	100.00%